Pre Payment Facility (Details Narrative) - USD ($) $ in Millions	Dec. 12, 2022	Jun. 30, 2025
PrePayment facility
Aggregate principal amount of debt	$ 3.0	$ 3.0
Term loan	three years
Interest rate	6.95%	4.75%